Debt (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Schedule of indebtedness
The following table provides a summary of our indebtedness as of June 30, 2026 and December 31, 2025:

	June 30, 2026						December 31, 2025
Debt obligation	Collateral (number of assets) (a)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (b)	Maturity	Amount outstanding
Unsecured
AerCap Trust (c), AICDC (d) & AFDAC (e) Notes		$29,250,000	$—	$29,250,000	4.09%	2026-2041	$29,000,000
Revolving credit facilities (f)		9,950,000	9,925,000	25,000	—	2028-2030	25,000
Other unsecured debt		6,019,362	795,000	5,224,362	4.90%	2028-2032	5,220,452
TOTAL UNSECURED		$45,219,362	$10,720,000	$34,499,362			$34,245,452
Secured
Export credit facilities (g)	35	819,497	—	819,497	3.40%	2026-2037	1,003,129
Institutional secured term loans & secured portfolio loans	166	4,474,673	—	4,474,673	4.87%	2027-2034	5,292,379
AerFunding Revolving Credit Facility	21	1,750,000	934,167	815,833	5.07%	2031	802,836
Other secured debt	67	229,355	77,656	151,699	6.19%	2027-2041	212,466
Fair value adjustment		—	—	—			42
TOTAL SECURED		$7,273,525	$1,011,823	$6,261,702			$7,310,852
Subordinated
Subordinated Notes		2,250,000	—	2,250,000	6.69%	2055-2065	2,250,000
TOTAL SUBORDINATED		$2,250,000	$—	$2,250,000			$2,250,000
Debt issuance costs, debt discounts and debt premium				(237,536)			(240,983)
	289	$54,742,887	$11,731,823	$42,773,528			$43,565,321

(a)The assets pledged as collateral include 205 aircraft, 79 engines and five helicopters.
(b)The weighted average interest rate for our floating-rate debt of $10.2 billion is calculated based on the applicable U.S. dollar SOFR rate, as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(c)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”).
(d)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).
(e)AerCap Funding Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AFDAC”).
(f)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”).
(g)An additional $0.9 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.